Significant Transactions - Additional information (Detail) - Canadian Costco Credit Card Portfolio [Member] $ in Millions	Mar. 04, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 3,100
Goodwill and intangible assets	242
Outstanding Credit Card Receivables To Be Acquired	2,900
Outstanding credit card receivables acquired fair value	$ 2,800